Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000241458 [Member]
Shareholder Report [Line Items]
Fund Name	MKAM
Class Name	MKAM
Trading Symbol	MKAM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the MKAM ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://mkametf.com/. You can also request this information by contacting us at (215) 330-4476. This report describes changes to the Fund that occurred during the Period.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://mkametf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 5.79% for the Period. The absolute return of the Fund was nearly 70% of the S&P 500’s 8.25%. These results were achieved despite MKAM’s exposure to the S&P 500 never rising above 50%. The cost of not participating fully in the S&P 500’s gain in the previous 3 calendar quarters turned into a benefit by the end of the first calendar quarter of 2025. For most of the P, the market ignored the tariffs that the new Administration promised on the campaign trail. But, the market began to fall as it realized the tariffs were happening in the final month of the first calendar quarter of 2025. Consequently, the Fund reduced its exposure to the S&P 500 to 33% on March 5th and then 16% on March 18th. For the month of March, Fund investors experienced significantly less volatility than the S&P 500.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (4/11/2023)
MKAM ETF - NAV	5.79%	9.73%
S&P 500 Index	8.25%	18.83%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://mkametf.com/ for more recent performance information.

Performance Inception Date	Apr. 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://mkametf.com/ for more recent performance information.
Net Assets	$ 7,791,477
Holdings Count | holding	6
Advisory Fees Paid, Amount	$ 60,680
Investment Company, Portfolio Turnover	27.00%
Holdings [Text Block]

ASSET ALLOCATION (as a % of Net Assets)
Treasury Securities	83.1%
Equity Securities	16.8%
Cash and Cash Equivalents	0.1%

TOP HOLDINGS (as a % of Net Assets)
iShares 0-3 Month Treasury Bond ETF	67.7%
iShares Core S&P 500 ETF	16.8%
United States Treasury Bill, 4.14%, 09/04/2025	10.9%
United States Treasury Note/Bond, 3.00%, 10/31/2025	4.0%
United States Treasury Note/Bond, 0.63%, 07/31/2026	0.5%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 31, 2025, at https://mkametf.com/ or by calling (215) 330-4476.
Effective January 14, 2025, the Fund’s Board of Trustees reduced the Fund’s management fee to 0.50% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective January 14, 2025, the Fund’s Board of Trustees reduced the Fund’s management fee to 0.50% of the Fund’s average daily net assets.